                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-859
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                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                   Date of reporting period: August 31, 2006
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Massachusetts Investors Growth Stock Fund

8/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

Massachusetts Investors Growth Stock Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 08/31/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
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
COMMON STOCKS - 94.3%
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AEROSPACE - 1.9%
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United Technologies Corp.                                                                        1,892,360         $  118,669,896
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APPAREL MANUFACTURERS - 1.0%
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NIKE, Inc., "B"                                                                                    765,490         $   61,820,972
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AUTOMOTIVE - 0.6%
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Harman International Industries, Inc.                                                              443,940         $   36,012,413
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BIOTECHNOLOGY - 5.4%
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Amgen, Inc. (n)                                                                                  1,712,840         $  116,353,221
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Celgene Corp. (l)(n)                                                                             1,380,100             56,156,269
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Genzyme Corp. (n)                                                                                1,896,740            125,621,090
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Gilead Sciences, Inc. (n)                                                                          482,010             30,559,434
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                                                                                                                   $  328,690,014
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BROADCASTING - 1.1%
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Grupo Televisa S.A., ADR (l)                                                                       989,620         $   18,842,365
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News Corp., "A"                                                                                  2,573,700             48,977,511
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                                                                                                                   $   67,819,876
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BROKERAGE & ASSET MANAGERS - 2.7%
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Chicago Mercantile Exchange Holdings, Inc.                                                         194,580         $   85,615,200
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Merrill Lynch & Co., Inc.                                                                          318,350             23,408,276
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Morgan Stanley                                                                                     830,900             54,664,911
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                                                                                                                   $  163,688,387
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BUSINESS SERVICES - 5.1%
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Accenture Ltd., "A"                                                                                796,920         $   23,636,647
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Amdocs Ltd. (n)                                                                                  2,984,810            113,273,540
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Automatic Data Processing, Inc.                                                                    700,800             33,077,760
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CheckFree Corp. (n)                                                                                271,200              9,708,960
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Cintas Corp.                                                                                       331,520             12,276,186
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First Data Corp.                                                                                 2,805,300            120,543,741
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                                                                                                                   $  312,516,834
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CHEMICALS - 1.7%
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Ecolab, Inc. (l)                                                                                   692,200         $   30,858,276
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Monsanto Co.                                                                                     1,596,800             75,752,192
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                                                                                                                   $  106,610,468
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COMPUTER SOFTWARE - 4.7%
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Adobe Systems, Inc. (n)                                                                          2,950,542         $   95,715,582
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Microsoft Corp.                                                                                  4,327,040            111,161,658
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Oracle Corp. (n)                                                                                 5,261,890             82,348,579
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                                                                                                                   $  289,225,819
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COMPUTER SOFTWARE - SYSTEMS - 3.2%
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Apple Computer, Inc. (n)                                                                         1,236,720         $   83,911,452
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Hewlett-Packard Co.                                                                              2,360,400             86,296,224
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LG.Philips LCD Co. Ltd., ADR (l)(n)                                                              1,416,680             28,149,432
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                                                                                                                   $  198,357,108
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CONGLOMERATES - 0.4%
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Textron, Inc.                                                                                      306,400         $   25,694,704
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CONSUMER GOODS & SERVICES - 3.5%
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Colgate-Palmolive Co.                                                                              495,100         $   29,636,686
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eBay, Inc. (n)                                                                                     993,200             27,670,552
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Procter & Gamble Co.                                                                             2,565,336            158,794,298
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                                                                                                                   $  216,101,536
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ELECTRICAL EQUIPMENT - 5.3%
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Cooper Industries Ltd., "A" (l)                                                                    252,740         $   20,694,351
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Danaher Corp. (l)                                                                                  603,700             40,019,273
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General Electric Co.                                                                             5,391,230            183,625,294
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Rockwell Automation, Inc.                                                                          886,300             49,969,594
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W.W. Grainger, Inc.                                                                                450,800             30,113,440
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                                                                                                                   $  324,421,952
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ELECTRONICS - 5.7%
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Intel Corp.                                                                                      7,752,990         $  151,493,425
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Marvell Technology Group Ltd. (n)                                                                2,651,800             46,433,018
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Samsung Electronics Co. Ltd., GDR                                                                   95,270             32,391,800
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SanDisk Corp. (n)                                                                                  947,250             55,811,970
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Xilinx, Inc.                                                                                     2,712,480             62,034,418
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                                                                                                                   $  348,164,631
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ENERGY - INTEGRATED - 0.5%
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Exxon Mobil Corp.                                                                                  470,600         $   31,845,502
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FOOD & BEVERAGES - 2.2%
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PepsiCo, Inc.                                                                                    1,224,970         $   79,966,042
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SYSCO Corp.                                                                                      1,720,200             53,997,078
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                                                                                                                   $  133,963,120
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FOOD & DRUG STORES - 1.6%
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CVS Corp.                                                                                        2,876,820         $   96,517,311
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GAMING & LODGING - 3.3%
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Harrah's Entertainment, Inc.                                                                       366,000         $   22,823,760
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International Game Technology                                                                    2,120,800             82,032,544
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Las Vegas Sands Corp. (n)                                                                          778,550             54,350,576
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Starwood Hotels & Resorts, Inc.                                                                    801,400             42,682,564
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                                                                                                                   $  201,889,444
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GENERAL MERCHANDISE - 3.5%
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Kohl's Corp. (n)                                                                                   732,400         $   45,782,324
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Target Corp.                                                                                     1,344,400             65,055,516
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Wal-Mart Stores, Inc.                                                                            2,330,160            104,204,755
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                                                                                                                   $  215,042,595
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HEALTH MAINTENANCE ORGANIZATIONS - 0.5%
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UnitedHealth Group, Inc.                                                                           601,800         $   31,263,510
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INSURANCE - 0.3%
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American International Group, Inc.                                                                 270,720         $   17,277,350
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INTERNET - 2.6%
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Google, Inc., "A" (n)                                                                              220,820         $   83,586,995
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Yahoo!, Inc. (n)                                                                                 2,688,500             77,482,570
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                                                                                                                   $  161,069,565
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LEISURE & TOYS - 2.1%
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Electronic Arts, Inc. (n)                                                                        2,461,040         $  125,439,209
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MACHINERY & TOOLS - 0.8%
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Deere & Co.                                                                                        598,500         $   46,742,850
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
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McKesson Corp.                                                                                     606,100         $   30,789,880
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MEDICAL EQUIPMENT - 5.8%
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Advanced Medical Optics, Inc. (l)(n)                                                             1,670,810         $   80,449,502
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Baxter International, Inc.                                                                       1,243,200             55,173,216
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C.R. Bard, Inc.                                                                                    554,800             41,709,864
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DENTSPLY International, Inc. (l)                                                                 1,945,200             63,374,616
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Medtronic, Inc.                                                                                  2,031,600             95,282,040
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St. Jude Medical, Inc. (n)                                                                         436,000             15,874,760
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                                                                                                                   $  351,863,998
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NETWORK & TELECOM - 5.5%
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Cisco Systems, Inc. (n)                                                                          9,971,040         $  219,263,170
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Corning, Inc. (n)                                                                                3,308,600             73,583,264
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Juniper Networks, Inc. (n)                                                                         940,800             13,801,536
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QUALCOMM, Inc.                                                                                     782,500             29,476,775
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                                                                                                                   $  336,124,745
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OIL SERVICES - 2.7%
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GlobalSantaFe Corp.                                                                              1,558,170         $   76,693,127
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Noble Corp.                                                                                        696,450             45,540,866
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Transocean, Inc. (n)                                                                               217,700             14,531,475
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Weatherford International Ltd. (n)                                                                 609,500             26,208,500
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                                                                                                                   $  162,973,968
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OTHER BANKS & DIVERSIFIED FINANCIALS - 4.3%
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American Express Co.                                                                             1,649,730         $   86,676,814
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J.P. Morgan Chase & Co.                                                                          1,012,000             46,207,920
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SLM Corp.                                                                                        1,344,380             65,242,761
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UBS AG                                                                                           1,132,472             64,111,741
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                                                                                                                   $  262,239,236
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PERSONAL COMPUTERS & PERIPHERALS - 0.6%
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EMC Corp. (n)                                                                                    3,383,870         $   39,422,086
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PHARMACEUTICALS - 9.3%
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Allergan, Inc.                                                                                   1,039,290         $  119,061,062
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Eli Lilly & Co.                                                                                  1,326,920             74,214,636
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Johnson & Johnson                                                                                2,465,940            159,447,680
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Roche Holding AG                                                                                   482,570             88,998,726
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Wyeth                                                                                            2,579,720            125,632,364
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                                                                                                                   $  567,354,468
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RAILROAD & SHIPPING - 0.8%
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Burlington Northern Santa Fe Corp.                                                                 685,200         $   45,874,140
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RESTAURANTS - 0.3%
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YUM! Brands, Inc.                                                                                  320,100         $   15,646,488
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SPECIALTY STORES - 2.6%
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Home Depot, Inc.                                                                                   807,900         $   27,702,891
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Lowe's Cos., Inc.                                                                                1,041,940             28,194,896
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Staples, Inc.                                                                                    2,657,995             59,964,367
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Williams-Sonoma, Inc.                                                                            1,376,800             40,560,525
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                                                                                                                   $  156,422,679
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TELECOMMUNICATIONS - WIRELESS - 0.7%
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America Movil S.A. de C.V., "L", ADR                                                             1,139,740         $   42,523,699
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TOBACCO - 0.8%
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Altria Group, Inc.                                                                                 566,400         $   47,311,392
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TRUCKING - 0.7%
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FedEx Corp.                                                                                        413,550         $   41,780,957
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  TOTAL COMMON STOCKS                                                                                              $5,759,172,802
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SHORT-TERM OBLIGATIONS - 0.1% (y)
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American Express Credit Corp., 5.29%, due 9/22/06                                            $     917,000         $      914,170
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American General Finance Corp., 5.24%, due 10/30/06                                              4,928,000              4,885,679
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Merrill Lynch & Co., Inc., 5.24%, due 9/08/06                                                      917,000                916,066
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  TOTAL SHORT-TERM OBLIGATIONS                                                                                     $    6,715,915
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REPURCHASE AGREEMENTS - 5.6%
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Merrill Lynch & Co., 5.28%, dated 8/31/06, due 9/1/06, total to be received
  $342,694,254 (secured by various U.S. Treasury and Federal Agency obligations
  and Mortgage Backed securities in a jointly traded account)                                $ 342,644,000         $  342,644,000
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COLLATERAL FOR SECURITIES LOANED - 2.0%
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Navigator Securities Lending Prime Portfolio, at Net Asset Value                               117,169,233         $  117,169,233
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  TOTAL INVESTMENTS                                                                                                $6,225,701,950
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OTHER ASSETS, LESS LIABILITIES - (2.0)%                                                                              (119,348,870)
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  NET ASSETS - 100.0%                                                                                              $6,106,353,080
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    (l) All or a portion of this security is on loan.
    (n) Non-income producing security.
    (y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR       American Depository Receipt
GDR       Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 08/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $6,487,958,847
                                                                ==============
Gross unrealized appreciation                                   $  128,603,815
Gross unrealized depreciation                                     (390,860,712)
                                                                --------------
      Net unrealized appreciation (depreciation)                $ (262,256,897)
                                                                ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS GROWTH STOCK FUND
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By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: October 19, 2006
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: October 19, 2006
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 19, 2006
      ----------------

* Print name and title of each signing officer under his or her signature.